Other equity instruments (Major provisions) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 24, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 25,457,450	¥ 14,982,165
Date can be callable at the Company's discretion in whole				at the Company's discretion at specific time
Net profit/(loss)		¥ (13,190,889)	2,610,563	¥ 1,108,205
Other equity instruments.
Disclosure of information about other equity instruments [line items]
Net profit/(loss)		¥ 2,137,000	¥ 1,770,000
Two tranches of perpetual corporate bonds issued in 2017 [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate						the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
Bond A [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments						¥ 2,500,000
Initial distribution rate						5.05%
Date can be callable at the Company's discretion in whole						August 2020
Period as be deferred to pay the principal for each renewal period						3 years
Bond B [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments						¥ 2,500,000
Initial distribution rate		5.17%				5.17%
Date can be callable at the Company's discretion in whole						August 2022
Period as be deferred to pay the principal for each renewal period						5 years
Three tranches of Yingda Insurance Financing Plan [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments					¥ 5,000,000
Initial distribution rate					5.79%
Date can be callable at the Company's discretion in whole					at each distribution date after the 8th year of issuance
Three tranches of Yingda Insurance Financing Plan [member] | From the 9th to the 11th year [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate					the higher of the initial distribution rate plus 300 basis points and the 10-year treasury bond yield in the 9th year after the issuance plus 600 basis points
Three tranches of Yingda Insurance Financing Plan [member] | From the 11th to the 13th year [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate					the higher of the initial distribution rate plus 600 basis points and the 10-year treasury bond yield in the 11th year after the issuance plus 900 basis points
Three tranches of Yingda Insurance Financing Plan [member] | From the 13th year onwards [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate					the higher of the initial distribution rate plus 900 basis points and the 10-year treasury bond yield in the 13th year after the issuance plus 1,200 basis points
Three tranches of Yingda Insurance Financing Plan [member] | From the 9th [member]
Disclosure of information about other equity instruments [line items]
Initial distribution rate	8.79%
Application distribution rate	the basis rate plus 300 basis points, and will remain 8.79% afterwards
Two tranches of China Life Financing Plan ("the China Life plan") [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments				¥ 4,330,000
Initial distribution rate				5.05%
Date can be callable at the Company's discretion in whole				at each distribution date after the 8th year of issuance
Two tranches of China Life Financing Plan ("the China Life plan") [member] | From the 9th [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate				the basis rate plus 300 basis points, and will remain 8.05% afterwards
Two tranches of PICC Financing Plan ("the PICC plan") [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments				¥ 2,670,000
Initial distribution rate				5.10%
Date can be callable at the Company's discretion in whole				at each distribution date after the 10th year of issuance
Two tranches of PICC Financing Plan ("the PICC plan") [member] | From the 11th [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate				to the basis rate plus 300 basis points, and will remain 8.10% afterwards
Two tranches of medium-term notes issued in October 2019 [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate				the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
2019 medium-term notes (2nd) [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments				¥ 2,000,000
Initial distribution rate		4.08%		4.08%
Date can be callable at the Company's discretion in whole				at the Company’s discretion at specific time
Period as be deferred to pay the principal for each renewal period				3 years
2019 medium-term notes (3rd) [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments				¥ 2,000,000
Initial distribution rate		4.05%		4.05%
Period as be deferred to pay the principal for each renewal period				3 years
Two tranches of medium-term notes issued In November 2019 [member]
Disclosure of information about other equity instruments [line items]
Date can be callable at the Company's discretion in whole				at the Company’s discretion at specific time
Application distribution rate				the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
2019 medium-term notes (4th) [member]
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments				¥ 2,500,000
Initial distribution rate		4.15%		4.15%
Period as be deferred to pay the principal for each renewal period				3 years
2019 medium-term notes (4th) [member].
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments				¥ 1,500,000
Initial distribution rate		4.53%		4.53%
Period as be deferred to pay the principal for each renewal period				5 years
Two tranches of perpetual corporate bonds issued in March 2020
Disclosure of information about other equity instruments [line items]
Application distribution rate			the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
Bond C
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 2,000,000
Initial distribution rate		3.58%	3.58%
Date can be callable at the Company's discretion in whole			February 2023
Period as be deferred to pay the principal for each renewal period			3 years
Bond D
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 1,000,000
Initial distribution rate		3.85%	3.85%
Date can be callable at the Company's discretion in whole			February 2025
Period as be deferred to pay the principal for each renewal period			5 years
2020 medium-term notes (1st)
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 3,000,000
Initial distribution rate		3.18%	3.18%
Date can be callable at the Company's discretion in whole			at the Company’s discretion at specific time
Period as be deferred to pay the principal for each renewal period			3 years
Application distribution rate			the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
China Life Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 3,570,000
Initial distribution rate		4.75%	4.75%
Date can be callable at the Company's discretion in whole			at each distribution date after the 8th year of issuance
China Life Financing Plan (3rd) | From the 9th [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate			the basis rate plus 300 basis points, and will remain 7.75% afterwards
PICC Financing Plan (3rd)
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 930,000
Initial distribution rate		4.75%	4.75%
Date can be callable at the Company's discretion in whole			at each distribution date after the 10th year of issuance
PICC Financing Plan (3rd) | From the 11th [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate			the basis rate plus 300 basis points, and will remain 7.75% afterwards
Bond E
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 2,500,000
Initial distribution rate		3.09%	3.09%
Date can be callable at the Company's discretion in whole			March 2023
Period as be deferred to pay the principal for each renewal period			3 years
Application distribution rate			the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
2020 medium-term notes (2nd)
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 3,500,000
Initial distribution rate		3.60%	3.60%
Date can be callable at the Company's discretion in whole			at the Company’s discretion at specific time
Period as be deferred to pay the principal for each renewal period			3 years
Application distribution rate			the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
Two tranches of medium-term notes issued in August 2020 and September 2020
Disclosure of information about other equity instruments [line items]
Date can be callable at the Company's discretion in whole			at the Company’s discretion at specific time
Application distribution rate			the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum
2020 medium-term notes (3rd)
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 2,000,000
Initial distribution rate		3.99%	3.99%
Period as be deferred to pay the principal for each renewal period			3 years
2020 medium-term notes (4th)
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 1,000,000
Initial distribution rate		4.40%	4.40%
Period as be deferred to pay the principal for each renewal period			3 years
PICC Financing Plan (4th)
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 3,000,000
Initial distribution rate		4.60%	4.60%
Date can be callable at the Company's discretion in whole			at each distribution date after the 10th year of issuance
PICC Financing Plan (4th) | From the 11th [member]
Disclosure of information about other equity instruments [line items]
Application distribution rate			the basis rate plus 300 basis points, and will remain 7.60% afterwards
Bond F
Disclosure of information about other equity instruments [line items]
Aggregate net proceeds from issuing other equity instruments			¥ 3,000,000
Initial distribution rate		4.38%	4.38%
Date can be callable at the Company's discretion in whole			August 2023
Period as be deferred to pay the principal for each renewal period			3 years
Application distribution rate			the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum